Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock [Member] CNY (¥)	Retained Earning [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Non-controlling Interests [Member] CNY (¥)
Balance at Dec. 31, 2019	¥ 13,718,782		¥ 272	¥ 6,164,781	¥ (402,267)	¥ 7,464,585	¥ 302,687	¥ 188,724
Balance, Shares at Dec. 31, 2019 | shares			417,279,310
Net income	2,100,392					2,103,484		(3,092)
Repurchase of shares	(330,207)				(330,207)
Share-based compensation	611,796			578,167				33,629
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 226		¥ 2	224
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	1,883,774	1,883,774	1,883,774
Cash Dividends	¥ (1,123,983)					(1,123,983)
Foreign currency translation adjustment	(141,677)						(118,765)	(22,912)
Balance at Dec. 31, 2020	14,835,329		¥ 274	6,743,172	(732,474)	8,444,086	183,922	196,349
Balance, Shares at Dec. 31, 2020 | shares			419,163,084
Net income	(2,925,704)					(2,913,708)		(11,996)
Repurchase of shares	(862,865)				(862,865)
Share-based compensation	429,951			470,739				(40,788)
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 790		¥ 3	787
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	4,344,192	4,344,192	4,344,192
Cash Dividends	¥ (852,743)					(852,743)
Foreign currency translation adjustment	(39,161)						(34,554)	(4,607)
Balance at Dec. 31, 2021	10,585,597		¥ 277	7,214,698	(1,595,339)	4,677,635	149,368	138,958
Balance, Shares at Dec. 31, 2021 | shares			423,507,276
Net income	1,480,009	$ 214,580				1,484,283		(4,274)
Repurchase of shares	(395,846)				(395,846)
Share-based compensation	376,513			372,696				3,817
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 153		¥ 4	149
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	5,748,524	5,748,524	5,748,524
Cash Dividends	¥ (840,997)					(840,997)
Foreign currency translation adjustment	(274,791)	$ (39,841)					(289,621)	14,830
Balance at Dec. 31, 2022	¥ 10,930,638	$ 1,584,794	¥ 281	¥ 7,587,543	¥ (1,991,185)	¥ 5,320,921	¥ (140,253)	¥ 153,331
Balance, Shares at Dec. 31, 2022 | shares			429,255,800